CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating revenues	$ 304,287	$ 7,311
General and administrative	79,904	59,457
Pre-opening costs	17,620	1,731
Related Party [Member]
General and administrative	38,480	34,019
Property charges and other	623	3,853
Pre-opening costs	7,426	1,147
Casino Contract [Member]
Operating revenues	98,546	(44,171)
Cost of revenue	21,265	21,864
Casino Contract [Member] | Related Party [Member]
Cost of revenue	19,973	21,090
Rooms [Member]
Operating revenues	72,091	13,566
Cost of revenue	17,920	8,476
Rooms [Member] | Related Party [Member]
Operating revenues	48,339	10,183
Cost of revenue	10,977	5,455
Food and Beverage [Member]
Operating revenues	42,611	12,855
Cost of revenue	37,089	18,241
Food and Beverage [Member] | Related Party [Member]
Operating revenues	26,879	9,196
Cost of revenue	17,525	11,575
Entertainment [Member]
Operating revenues	58,785	1,175
Cost of revenue	49,352	1,704
Entertainment [Member] | Related Party [Member]
Operating revenues	39,492	473
Cost of revenue	9,685	1,492
Mall [Member]
Operating revenues	7,583	5,800
Cost of revenue	2,770	3,041
Mall [Member] | Related Party [Member]
Cost of revenue	1,343	1,188
Retail and Other [Member]
Operating revenues	2,102	1,871
Cost of revenue	1,543	904
Retail and Other [Member] | Related Party [Member]
Cost of revenue	$ 1,203	$ 777